Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 253.5	$ 1.9	$ 255.4
CA-NS/sand/gravel/stone/Open Pit [Member]
Total	0.3		0.3
US-WY/sand/gravel/stone/Open Pit [Member]
Total		1.2	1.2
US-UT/sand/gravel/stone/Open Pit [Member]
Total		0.5	0.5
US-CO/sand/gravel/stone/Open Pit [Member]
Total		$ 0.2	0.2
Martin Marietta Materials, Inc. [Member]
Total	250.8		250.8
Martin Marietta Materials Canada Limited [Member]
Total	$ 2.4		$ 2.4